CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ (3,180)	$ (5,049)
Depreciation and amortization	28	50
Amortization of debt discount and debt issuance costs	4,448	675
Accretion of additional financing obligation costs
Loss on debt modification		1,100
Change in fair value of additional financing obligation		(551)
Change in fair value of derivative liabilities	(3,970)	738
Non-cash warrant financing expense		74
Stock issued in lieu of cash	13
Stock based compensation	289	243
Accounts receivable, net	(109)	388
Inventory, net	(33)	209
Other assets	(9)	20
Intangible assets
Accounts payable	(58)	206
Accrued expenses	570	150
Deferred revenue	(7)	(262)
Billings in excess of costs and estimated earnings on uncompleted contracts	(241)	(33)
Pension obligation	(10)	(28)
Total adjustments	911	2,979
Net cash used in operating activities	(2,269)	(2,070)
Cash flows from investing activities
Purchase of property and equipment	(11)	(13)
Net cash used in investing activities	(11)	(13)
Cash flows from financing activities
Proceeds from exercised stock options	4
Proceeds from exercised stock purchase warrants	655	500
Repayment of notes payable	(1,500)	(4,430)
Proceeds from issuance of common stock and warrants, net	8,544
Financing costs
Proceeds from issuance of notes payable	1,250	5,750
Net cash provided by financing activities	8,953	1,820
Effect of exchange rate changes on cash	(3)	24
Net increase (decrease) in cash and cash equivalents	6,670	(239)
Cash and cash equivalents at end of period	6,773
Supplemental disclosure of cash flow information:
Cash paid for interest		418
Cash paid for income taxes
Summary of non-cash investing and financing activities:
Conversion of notes payable and related interest to common stock	5,637
Issuance of common stock pursuant to restricted stock grants		8
Warrants issued with notes payable	188	3,238
Additional financing obligation issued with notes payable
Non-cash fees added to secured note payable		85
Beneficial conversion feature of convertible debt	188	1,079
Conversion of preferred stock into common stock	1,599	27
Issuance of common stock pursuant to cashless warrant exercises	12	5
Reclassification of previously bifurcated conversion option on warrants and preferred stocks	$ 5,672